Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 40.1%
Ameris Bancorp.	64	$1,875
Associated Banc-Corp.	347	4,750
Atlantic Union Bankshares Corp.	140	3,541
BancFirst Corp.	46	2,045
Bank of America Corp.	7,440	176,328
Bank of Hawaii Corp.	94	5,700
Bank of New York Mellon Corp. (The)	1,222	41,988
Bank OZK	226	5,600
BankUnited Inc.	216	5,454
Banner Corp.	52	1,917
BOK Financial Corp.	53	3,113
Bryn Mawr Bank Corp.	63	1,692
Cathay General Bancorp.	180	4,235
CIT Group Inc.	167	4,918
Citigroup Inc.	2,773	114,858
Citizens Financial Group Inc.	830	22,618
City Holding Co.	40	2,417
Columbia Banking System Inc.	153	4,347
Comerica Inc.	264	12,015
Commerce Bancshares Inc.	193	12,014
Community Bank System Inc.	114	6,611
ConnectOne Bancorp. Inc.	76	1,173
Cullen/Frost Bankers Inc.	118	8,292
CVB Financial Corp.	243	4,253
Eagle Bancorp. Inc.	67	2,005
East West Bancorp. Inc.	288	10,506
Enterprise Financial Services Corp.	58	1,688
Fifth Third Bancorp.	1,330	30,883
First BanCorp./Puerto Rico	384	2,492
First Bancorp./Southern Pines NC	71	1,710
First Busey Corp.	112	2,015
First Citizens BancShares Inc./NC, Class A	12	5,552
First Commonwealth Financial Corp.	268	2,310
First Financial Bancorp.	210	3,003
First Financial Bankshares Inc.	284	8,466
First Hawaiian Inc.	261	4,505
First Horizon National Corp.	1,165	12,128
First Interstate BancSystem Inc., Class A	83	2,930
First Midwest Bancorp. Inc.	230	2,887
Flagstar Bancorp. Inc.	62	1,820
FNB Corp.	695	5,254
Fulton Financial Corp.	382	4,198
Glacier Bancorp. Inc.	172	6,158
Goldman Sachs Group Inc. (The)	522	98,679
Great Western Bancorp. Inc.	127	1,650
Hancock Whitney Corp.	169	3,865
Hanmi Financial Corp.	78	701
Heartland Financial USA Inc.	71	2,339
Heritage Financial Corp./WA	75	1,572
Hilltop Holdings Inc.	160	3,650
Home BancShares Inc./AR	318	5,279
Hope Bancorp Inc.	282	2,276
Huntington Bancshares Inc./OH	1,901	19,846
Independent Bank Corp.	58	3,323
Independent Bank Group Inc.	43	2,218
International Bancshares Corp.	134	3,709
JPMorgan Chase & Co.	1,820	178,433
KeyCorp.	1,838	23,857

Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	132	$1,469
Lakeland Financial Corp.	67	3,426
M&T Bank Corp.	137	14,190
Meta Financial Group Inc.	57	1,672
Morgan Stanley	2,188	105,352
National Bank Holdings Corp., Class A	71	2,141
NBT Bancorp. Inc.	113	3,094
Northern Trust Corp.	350	27,394
OFG Bancorp.	94	1,353
Old National Bancorp./IN	329	4,599
PacWest Bancorp.	229	4,406
Park National Corp.	33	3,024
Pinnacle Financial Partners Inc.	147	6,731
Popular Inc.	173	7,301
Prosperity Bancshares Inc.	173	9,534
Regions Financial Corp.	1,846	24,552
Renasant Corp.	114	3,250
S&T Bancorp. Inc.	84	1,662
Sandy Spring Bancorp. Inc.	78	1,977
Seacoast Banking Corp. of Florida(a)	99	2,127
ServisFirst Bancshares Inc.	94	3,469
Simmons First National Corp., Class A	177	3,007
South State Corp.	133	8,166
Southside Bancshares Inc.	85	2,292
State Street Corp.	597	35,163
SVB Financial Group(a)	95	27,616
Synovus Financial Corp.	297	7,722
TCF Financial Corp.	279	7,592
Texas Capital Bancshares Inc.(a)	54	2,430
Tompkins Financial Corp.	38	2,128
Truist Financial Corp.	2,509	105,679
Trustmark Corp.	72	1,684
U.S. Bancorp.	2,492	97,063
UMB Financial Corp.	94	5,722
Umpqua Holdings Corp.	398	4,999
United Community Banks Inc./GA	128	2,680
Valley National Bancorp.	594	4,538
Veritex Holdings Inc.	64	1,263
Webster Financial Corp.	186	5,991
Wells Fargo & Co.	6,861	147,168
WesBanco Inc.	103	2,502
Westamerica Bancorp.	61	3,195
Western Alliance Bancorp.	152	6,262
Wintrust Financial Corp.	116	5,711
Zions Bancorp NA	357	11,520

		1,648,477

Commercial Services — 5.7%
Automatic Data Processing Inc.	211	33,330
Avalara Inc.(a)	26	3,875
CoreLogic Inc.	64	4,924
Equifax Inc.	78	10,655
Euronet Worldwide Inc.(a)	25	2,221
EVERTEC Inc.	66	2,196
FleetCor Technologies Inc.(a)	42	9,278
FTI Consulting Inc.(a)	21	2,068
Global Payments Inc.	165	26,027
Grand Canyon Education Inc.(a)	23	1,803
Green Dot Corp., Class A(a)	57	3,039
HealthEquity Inc.(a)(b)	37	1,905
Insperity Inc.	29	2,221

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	29	$15,627
Moody’s Corp.	135	35,492
Morningstar Inc.	17	3,236
S&P Global Inc.	140	45,182
Service Corp. International	111	5,140
Verisk Analytics Inc.	127	22,602
WEX Inc.(a)	37	4,682

		235,503

Computers — 0.1%
Genpact Ltd.	66	2,269

Diversified Financial Services — 14.9%
Affiliated Managers Group Inc.	61	4,598
Alliance Data Systems Corp.	30	1,546
Ally Financial Inc.	601	16,035
American Express Co.	809	73,813
Ameriprise Financial Inc.	187	30,075
Ares Management Corp., Class A	76	3,215
Artisan Partners Asset Management Inc., Class A	70	2,804
BGC Partners Inc., Class A	217	640
Boston Private Financial Holdings Inc.	128	791
Capital One Financial Corp.	723	52,837
Cboe Global Markets Inc.	101	8,210
Charles Schwab Corp. (The)	1,966	80,822
CME Group Inc.	224	33,761
Cohen & Steers Inc.	36	2,027
Credit Acceptance Corp.(a)(b)	16	4,770
Discover Financial Services	392	25,484
Eaton Vance Corp., NVS	167	9,985
Evercore Inc., Class A	38	3,023
Federated Hermes Inc.	132	3,155
Franklin Resources Inc.	372	6,975
Hamilton Lane Inc., Class A	24	1,673
Houlihan Lokey Inc.	40	2,508
Interactive Brokers Group Inc., Class A	71	3,377
Intercontinental Exchange Inc.	438	41,347
Invesco Ltd.	336	4,405
Janus Henderson Group PLC	264	6,415
Jefferies Financial Group Inc.	307	5,990
KKR & Co. Inc.	539	18,407
LendingTree Inc.(a)	5	1,618
LPL Financial Holdings Inc.	104	8,313
Mastercard Inc., Class A	80	23,091
Moelis & Co., Class A	41	1,525
Nasdaq Inc.	105	12,704
Navient Corp.	271	2,171
OneMain Holdings Inc.	116	4,047
Raymond James Financial Inc.	207	15,823
Santander Consumer USA Holdings Inc.	110	2,237
SEI Investments Co.	153	7,520
SLM Corp.	711	6,534
Stifel Financial Corp.	123	7,191
Synchrony Financial	753	18,840
T Rowe Price Group Inc.	271	34,325
Tradeweb Markets Inc., Class A	54	2,942
Virtu Financial Inc., Class A	101	2,159
Visa Inc., Class A	23	4,179
Waddell & Reed Financial Inc., Class A	137	2,103
Western Union Co. (The)	288	5,599

		611,609

Security	Shares	Value

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	$4,593

Engineering & Construction — 0.0%
frontdoor Inc.(a)	55	2,179

Forest Products & Paper — 0.2%
International Paper Co.	156	6,825

Health Care - Services — 2.7%
Anthem Inc.	133	36,282
Centene Corp.(a)	109	6,442
Humana Inc.	5	1,996
Molina Healthcare Inc.(a)	42	7,832
UnitedHealth Group Inc.	189	57,672

		110,224

Home Builders — 0.3%
NVR Inc.(a)	3	11,859

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	455

Insurance — 25.8%
Aflac Inc.	1,181	40,095
Alleghany Corp.	26	14,220
Allstate Corp. (The)	516	45,795
American Financial Group Inc./OH	139	10,417
American International Group Inc.	1,525	48,022
American National Group Inc.	22	1,514
Aon PLC, Class A	173	31,834
Arch Capital Group Ltd.(a)	563	17,008
Argo Group International Holdings Ltd.	56	1,998
Arthur J Gallagher & Co.	250	25,928
Assurant Inc.	74	9,203
Assured Guaranty Ltd.	85	2,170
Athene Holding Ltd., Class A(a)	340	10,907
Axis Capital Holdings Ltd.	134	5,720
Berkshire Hathaway Inc., Class B(a)	586	118,313
Brighthouse Financial Inc.(a)	154	5,097
Brown & Brown Inc.	331	14,402
Cincinnati Financial Corp.	296	20,939
CNA Financial Corp.	66	1,966
CNO Financial Group Inc.	209	3,710
eHealth Inc.(a)	16	1,074
Employers Holdings Inc.	56	1,793
Enstar Group Ltd.(a)	19	3,266
Equitable Holdings Inc.	602	12,937
Erie Indemnity Co., Class A, NVS	27	6,288
Essent Group Ltd.	131	5,220
Everest Re Group Ltd.	71	13,993
Fidelity National Financial Inc.	416	13,017
First American Financial Corp.	190	8,472
Genworth Financial Inc., Class A(a)	1,014	3,985
Globe Life Inc.	198	16,056
Hanover Insurance Group Inc. (The)	81	7,748
Hartford Financial Services Group Inc. (The)	637	24,537
Horace Mann Educators Corp.	85	2,882
James River Group Holdings Ltd.	48	2,243
Kemper Corp.	121	7,461
Kinsale Capital Group Inc.	39	7,311
Lincoln National Corp.	371	13,022
Loews Corp.	240	8,323

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Markel Corp.(a)	19	$17,723
Marsh & McLennan Companies Inc.	586	60,628
Mercury General Corp.	60	2,443
MetLife Inc.	1,308	49,508
MGIC Investment Corp.	653	6,569
National General Holdings Corp.	118	4,008
NMI Holdings Inc., Class A(a)	139	2,987
Old Republic International Corp.	379	6,170
Palomar Holdings Inc.(a)(b)	39	3,478
Primerica Inc.	56	6,173
Principal Financial Group Inc.	503	19,728
ProAssurance Corp.	105	1,620
Progressive Corp. (The)	981	90,154
Prudential Financial Inc.	723	46,287
Radian Group Inc.	321	5,762
RenaissanceRe Holdings Ltd.	75	12,129
RLI Corp.	90	7,803
Safety Insurance Group Inc.	33	2,310
Selective Insurance Group Inc.	112	5,831
Travelers Companies Inc. (The)	454	54,802
Universal Insurance Holdings Inc.	64	798
Unum Group	394	6,958
Voya Financial Inc.	255	12,222
White Mountains Insurance Group Ltd.	6	5,450
Willis Towers Watson PLC	116	21,168
WR Berkley Corp.	283	17,014

		1,058,609

Internet — 0.1%
Lyft Inc., Class A(a)	159	3,630

Machinery — 1.1%
Caterpillar Inc.	257	40,362
Vertiv Holdings Co.(a)	196	3,459

		43,821

Media — 0.1%
FactSet Research Systems Inc.	16	4,904

Pharmaceuticals — 1.8%
Cigna Corp.	275	45,917
CVS Health Corp.	491	27,540

		73,457

Private Equity — 0.6%
Blackstone Group Inc. (The), Class A	499	25,160

Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.	213	2,975
Annaly Capital Management Inc.	930	6,594
MFA Financial Inc.	382	1,077
New Residential Investment Corp.	268	2,010
Two Harbors Investment Corp.	150	759
Weyerhaeuser Co.	492	13,427

		26,842

Retail — 0.0%
FirstCash Inc.	30	1,561

Security	Shares	Value

Savings & Loans — 1.3%
Axos Financial Inc.(a)	95	$2,590
Berkshire Hills Bancorp. Inc.	75	977
Brookline Bancorp. Inc.	175	1,677
Capitol Federal Financial Inc.	292	3,352
Investors Bancorp. Inc.	501	4,238
Meridian Bancorp. Inc.	113	1,407
New York Community Bancorp. Inc.	937	7,786
Northwest Bancshares Inc.	224	2,390
OceanFirst Financial Corp.	97	1,452
Pacific Premier Bancorp. Inc.	95	2,423
People’s United Financial Inc.	759	8,099
Provident Financial Services Inc.	140	1,900
Sterling Bancorp./DE	450	6,021
Washington Federal Inc.	174	3,704
WSFS Financial Corp.	118	3,739

		51,755

Semiconductors — 0.2%
Intel Corp.	155	6,863

Software — 3.3%
Black Knight Inc.(a)	48	4,221
Broadridge Financial Solutions Inc.	90	12,384
Fidelity National Information Services Inc.	456	56,813
Fiserv Inc.(a)	277	26,445
Jack Henry & Associates Inc.	11	1,631
MSCI Inc.	44	15,393
Paychex Inc.	155	12,749
SS&C Technologies Holdings Inc.	91	5,389

		135,025

Total Common Stocks — 99.0% (Cost: $4,875,541)		4,065,620

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	10,352	10,359
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	30,000	30,000

		40,359

Total Short-Term Investments — 1.0% (Cost: $40,360)		40,359

Total Investments in Securities — 100.0% (Cost: $4,915,901)		4,105,979

Other Assets, Less Liabilities — 0.0%		433

Net Assets — 100.0%		$4,106,412

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,503	$1,859	(a)	$—	$(3)	$—	$10,359	10,352	$11	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	9		—

					$(3)	$—	$40,359		$20		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,065,620	$—	$—	$4,065,620
Money Market Funds	40,359	—	—	40,359

	$4,105,979	$—	$—	$4,105,979

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4